TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

 Transamerica Federated Market Opportunity

The following information supplements and amends information in the Retail and Class I2 Prospectuses:

Transamerica Federated Market Opportunity is deleted in its entirety from the Class I2 Prospectus.

References to Transamerica Federated Market Opportunity are deleted from the section entitled "List and Description of Certain Underlying Funds" in the Retail Prospectus.

Transamerica Multi-Manager Alternative Strategies Portfolio

The following information replaces information in the Fee Table portion of the section entitled "Fees and Expenses" relating to Transamerica Multi-Manager Alternative Strategies Portfolio in the Retail Prospectus:

Shareholder Fees (fees paid directly from your investment)
	Class of Shares
	A	C	I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class of Shares
	A	C	I
Management fees	0.20%	0.20%	0.20%
Distribution and service (12b-1) fees	0.35%	1.00%	None
Other expenses	0.25%	0.24%	0.30%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)	1.15%	1.15%	1.15%
Total annual fund operating expenses[a]	1.95%	2.59%	1.65%

[a] Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.

The following information supplements and amends information in the section entitled "Example" relating to Transamerica Multi-Manager Alternative Strategies Portfolio in the Retail Prospectus:

Example:  This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$737	$1,129	$1,544	$2,700
C	$362	$ 805	$1,375	$2,925
I	$168	$ 520	$ 897	$1,955
If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years
A	$737	$1,129	$1,544	$2,700
C	$262	$ 805	$1,375	$2,925
I	$168	$ 520	$ 897	$1,955

The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

All Funds

(except Transamerica AEGON Money Market)

The following paragraph replaces the risk disclosure labeled "Interest Rate" in the section of the Prospectuses entitled "Principal Risks" of each applicable fund:

Interest Rate –Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security tends to fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Investors Should Retain this Supplement for Future Reference

June 16, 2011